PENSION AND OTHER POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of Change in Benefit Obligations
The following tables set forth the change in benefit obligation for our pension and postretirement benefit plans.

	Pension Benefits	Postretirement Benefits
Change in benefit obligation:
Benefit obligation at January 1, 2025 (Predecessor)	$3,481	$165
Service cost	—	1
Interest cost	120	5
Benefits paid	(232)	(31)
Participants’ contributions	—	10
Retiree Medicare drug subsidy	—	2
Benefit obligation at August 6, 2025 (Predecessor)	3,369	152

Adjustments to Paramount Global’s basis (Note 2)	286	10
Benefit obligation at August 7, 2025 (Successor)	3,655	162
Interest cost	79	4
Actuarial loss	—	1
Benefits paid	(107)	(17)
Participants’ contributions	—	5
Retiree Medicare drug subsidy	—	1
Benefit obligations at December 31, 2025 (Successor)	$3,627	$156

	Pension Benefits	Postretirement Benefits
Change in benefit obligation (Predecessor):
Benefit obligation at January 1, 2024	$3,711	$193
Service cost	—	1
Interest cost	198	10
Actuarial (gain) loss	(93)	(14)
Benefits paid	(335)	(34)
Participants’ contributions	—	6
Retiree Medicare drug subsidy	—	3
Benefit obligations at December 31, 2024 (Predecessor)	$3,481	$165

Schedule of Change in Plan Assets
The following tables set forth the change in plan assets for our pension and postretirement benefit plans.

	Pension Benefits	Postretirement Benefits
Change in plan assets:
Fair value of plan assets at January 1, 2025 (Predecessor)	$2,352	$—
Actual return on plan assets	77	—
Employer contributions	172	19
Benefits paid	(232)	(31)
Participants’ contributions	—	10
Retiree Medicare drug subsidy	—	2
Fair value of plan assets at August 6, 2025 (Predecessor)	2,369	—

Adjustments to Paramount Global’s basis (Note 2)	85	—
Fair value of plan assets at August 7, 2025 (Successor)	2,454	—
Actual return on plan assets	80	—
Employer contributions	115	11
Benefits paid	(107)	(17)
Participants’ contributions	—	5
Retiree Medicare drug subsidy	—	1
Fair value of plan assets at December 31, 2025 (Successor)	$2,542	$—

	Pension Benefits	Postretirement Benefits
Change in plan assets:
Fair value of plan assets at January 1, 2024	$2,507	$—
Actual return on plan assets	100	—
Employer contributions	80	25
Benefits paid	(335)	(34)
Participants’ contributions	—	6
Retiree Medicare drug subsidy	—	3
Fair value of plan assets at December 31, 2024 (Predecessor)	$2,352	$—

Schedule of Funded Status and Amounts Recognized on Consolidated Balance Sheets
The funded status of pension and postretirement benefit obligations and the related amounts recognized on the Consolidated Balance Sheets were as follows:

	Pension Benefits		Postretirement Benefits
	Successor	Predecessor	Successor	Predecessor
At December 31,	2025	2024	2025	2024
Funded status at end of year	$(1,085)	$(1,129)	$(156)	$(165)
Amounts recognized on the Consolidated Balance Sheets:
Noncurrent assets	$6	$1	$—	$—
Current liabilities	(75)	(73)	(25)	(27)
Noncurrent liabilities	(1,016)	(1,057)	(131)	(138)
Net amounts recognized	$(1,085)	$(1,129)	$(156)	$(165)

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
The following amounts were recognized in accumulated other comprehensive income (loss) on the Consolidated Balance Sheets. In connection with the change in control of Paramount Global that established a new accounting basis, the historical equity of Paramount Global was reversed, including the accumulated other comprehensive income (loss) associated with our pension and other postretirement benefit plans.

	Pension Benefits		Postretirement Benefits
	Successor	Predecessor	Successor	Predecessor
At December 31,	2025	2024	2025	2024
Net actuarial (loss) gain	$29	$(1,448)	$(1)	$147
Net prior service cost	—	(1)	—	—
	29	(1,449)	(1)	147
Deferred income taxes	(7)	390	—	(14)
Net amount recognized in accumulated other comprehensive income (loss)	$22	$(1,059)	$(1)	$133

Schedule of Accumulated Benefit Obligations in Excess of Plan Assets
Information for the pension plans with an accumulated benefit obligation in excess of plan assets is set forth below.

	Successor	Predecessor
At December 31,	2025	2024
Projected and accumulated benefit obligation	$3,083	$2,960

Fair value of plan assets	$1,992	$1,830

Schedule of Components of Net Periodic Cost (Benefit)
The following tables present the components of net periodic cost (benefit) and amounts recognized in other comprehensive income (loss).

	Pension Benefits
	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Components of net periodic cost:
Interest cost	$79	$120	$198	$207
Expected return on plan assets	(51)	(77)	(136)	(128)
Amortization of actuarial losses	—	44	80	83
Net periodic cost (a)	$28	$87	$142	$162

	Postretirement Benefits
	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Components of net periodic cost:
Service cost	$—	$1	$1	$1
Interest cost	4	5	10	12
Amortization of actuarial gains	—	(11)	(17)	(18)
Net periodic cost (benefit) (a)	$4	$(5)	$(6)	$(5)
(a) Includes amounts reflected in net earnings from discontinued operations of $7 million for the year ended December 31, 2023.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

	Pension Benefits
	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Other comprehensive income (loss):
Actuarial (loss) gain	$29	$—	$57	$(22)
Amortization of actuarial losses	—	44	80	83
	29	44	137	61
Deferred income taxes	(7)	(11)	(34)	(14)
Recognized in other comprehensive income (loss), net of tax	$22	$33	$103	$47

	Postretirement Benefits
	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Other comprehensive income (loss):
Actuarial (loss) gain	$(1)	$—	$14	$11
Amortization of actuarial gains	—	(11)	(17)	(18)
	(1)	(11)	(3)	(7)
Deferred income taxes	—	3	1	2
Recognized in other comprehensive income (loss), net of tax	$(1)	$(8)	$(2)	$(5)

Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Costs

	Pension Benefits
	Successor		Predecessor
	At December 31,	At August 7,	At December 31,
	2025	2025	2024	2023
Weighted average assumptions used to determine benefit obligations:
Discount rate	5.7%	5.7%	6.0%	5.6%
Rate of compensation increase	—%	—%	—%	—%

	Pension Benefits
	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Weighted average assumptions used to determine net periodic costs:
Discount rate	5.7%	6.0%	5.6%	5.9%
Expected long-term return on plan assets	5.6%	5.6%	5.7%	5.7%
Cash balance interest crediting rate	5.3%	5.3%	5.0%	5.0%
Rate of compensation increase	—%	—%	—%	—%

	Postretirement Benefits
	Successor		Predecessor
	At December 31,	At August 7,	At December 31,
	2025	2025	2024	2023
Weighted average assumptions used to determine benefit obligations:
Discount rate	5.4%	5.5%	6.1%	5.7%
Rate of compensation increase	N/A	N/A	N/A	N/A

	Postretirement Benefits
	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	At December 31,
	2025	2025	2024	2023
Weighted average assumptions used to determine net periodic costs:
Discount rate	5.5%	6.1%	5.7%	6.0%
Expected long-term return on plan assets	N/A	N/A	N/A	N/A
Cash balance interest crediting rate	N/A	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A
N/A - not applicable

Schedule of Assumptions Regarding Postretirement Benefits
The following additional assumptions were used in accounting for postretirement benefits.

	Successor	Predecessor
	2025	2024
Projected health care cost trend rate (pre-65)	6.8%	7.0%
Projected health care cost trend rate (post-65)	6.8%	7.0%
Ultimate trend rate	5.0%	5.0%
Year ultimate trend rate is achieved	2033	2033

Schedule of Fair Value of Pension Plan Assets
The following tables set forth our pension plan assets measured at fair value on a recurring basis at December 31, 2025 (Successor) and December 31, 2024 (Predecessor). These assets have been categorized according to the three-level fair value hierarchy established by the FASB, which prioritizes the inputs used in measuring fair value. See Note 11 for a description of the levels within this hierarchy. There are no investments categorized as Level 3.

At December 31, 2025 (Successor)	Level 1	Level 2	Total
Cash and cash equivalents (a)	$65	$14	$79
Fixed income securities:
U.S. treasury securities	88	—	88
Government-related securities	—	118	118
Corporate bonds (b)	—	988	988
Mortgage-backed and asset-backed securities	—	81	81
Exchange Traded Fund (ETF)	4	—	4
Equity securities:
U.S. large capitalization	54	—	54
U.S. small capitalization	61	—	61
Non-U.S. large capitalization	36	—	36
Exchange Traded Fund (ETF)	32	—	32
Other	—	10	10
Total assets in fair value hierarchy	$340	$1,211	$1,551
Common collective funds measured at net asset value (c) (d)			772
Limited partnerships measured at net asset value (c)			5
Mutual funds measured at net asset value (c)			214
Investments, at fair value			$2,542

At December 31, 2024 (Predecessor)	Level 1	Level 2	Total
Cash and cash equivalents (a)	$—	$(60)	$(60)
Fixed income securities:
U.S. treasury securities	140	—	140
Government-related securities	—	117	117
Corporate bonds (b)	—	1,138	1,138
Mortgage-backed and asset-backed securities	—	156	156
Equity securities:
U.S. large capitalization	43	—	43
U.S. small capitalization	67	—	67
Non-U.S. large capitalization	25	—	25
Non-U.S. small capitalization	2	—	2
Exchange Traded Fund (ETF)	32	—	32
Other	—	8	8
Total assets in fair value hierarchy	$309	$1,359	$1,668
Common collective funds measured at net asset value (c) (d)			626
Limited partnerships measured at net asset value (c)			11
Mutual funds measured at net asset value (c)			47
Investments, at fair value			$2,352
(a) Level 1 for December 31, 2025 reflects a contribution funded on December 31, 2025. The negative cash amount at December 31, 2024 reflects pending trades for investments purchased and sold. Assets categorized as Level 2 in each year reflect investments in money market funds.
(b)  Securities of diverse sectors and industries, substantially all investment grade.
(c)  In accordance with FASB guidance, investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.
(d)  Underlying investments consist mainly of U.S. large capitalization and international equity securities.

Schedule of Estimated Future Benefit Payments
Estimated future benefit payments are as follows:

	2026	2027	2028	2029	2030	2031-2035
Pension	$320	$315	$316	$305	$303	$1,380
Postretirement	$26	$23	$21	$19	$16	$61
Retiree Medicare drug subsidy	$3	$3	$2	$2	$2	$4

Schedule of Participation in Multiemployer Defined Benefit Pension Plans
The table below presents information concerning our participation in multiemployer defined benefit pension plans.

Pension Plan	Employer Identification Number/Pension Plan Number	Pension Protection Act Zone Status (a)		Company Contributions				Expiration Date of Collective Bargaining Agreement

				Successor	Predecessor
				Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
		2025	2024	2025	2025	2024	2023
AFTRA Retirement Plan (b)	13-6414972-001	Green	Green	$5	$10	$18	$18	6/30/2026
Directors Guild of America - Producer (b)	95-2892780-001	Green	Green	8	9	17	17	6/30/2026
Producer-Writers Guild of America (b)	95-2216351-001	Green	Green	9	13	24	24	5/1/2026
Screen Actors Guild - Producers (b)	95-2110997-001	Green	Green	11	13	24	27	6/30/2026
Motion Picture Industry (b)	95-1810805-001	Green	Green	25	24	65	48	(c)
Other Plans				8	7	17	17
	Total contributions			$66	$76	$165	$151
(a) The zone status for each individual plan listed was certified by each plan’s actuary as of the beginning of the plan years for 2025 and 2024. The plan year is the twelve months ending December 31 for each plan listed above except AFTRA Retirement Plan, which has a plan year ending November 30.
(b) The Company was listed in these plan’s most recent Form 5500 as providing more than 5% of total contributions for the plan.
(c) The expiration dates range from July 31, 2024 through December 1, 2028.